Interests in subsidiaries (Detail 1.2) € in Millions, £ in Millions, SFr in Millions		12 Months Ended
		Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CHF (SFr)
Individually significant subsidiaries of UBS AG
Share capital | SFr		SFr 385.0				SFr 385.0
UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company		UBS Americas Holding LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital	[1]				$ 2,250,000,000
Equity interest accumulated in %		100.00%
Common share capital					1,000
Preference share capital					2,250,000,000
UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company		UBS Asset Management AG
Registered office		Zurich, Switzerland
Primary business division		Asset Management
Share capital | SFr		SFr 43.2
Equity interest accumulated in %		100.00%
UBS Bank USA
Individually significant subsidiaries of UBS AG
Company		UBS Bank USA
Registered office		Salt Lake City, Utah, USA
Primary business division		Wealth Management Americas
Share capital					0
Equity interest accumulated in %		100.00%
UBS Europe SE
Individually significant subsidiaries of UBS AG
Company		UBS Europe SE
Registered office		Frankfurt, Germany
Primary business division		Wealth Management
Share capital | €			€ 446.0
Equity interest accumulated in %		100.00%
UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company		UBS Financial Services Inc.
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital					0
Equity interest accumulated in %		100.00%
UBS Limited
Individually significant subsidiaries of UBS AG
Company		UBS Limited
Registered office		London, United Kingdom
Primary business division		Investment Bank
Share capital | £				£ 226.6
Equity interest accumulated in %		100.00%
UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company		UBS Securities LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Investment Bank
Share capital	[2]				1,283,100,000
Equity interest accumulated in %		100.00%
Common share capital					100,000
Preference share capital					1,283,000,000
UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company		UBS Switzerland AG
Registered office		Zurich, Switzerland
Primary business division		Personal & Corporate Banking
Share capital | SFr		SFr 10.0
Equity interest accumulated in %		100.00%
UBS AG
Individually significant subsidiaries of UBS AG
Share capital | SFr		SFr 386.0				SFr 386.0
UBS AG | UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company		UBS Americas Holding LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital	[1]				2,250,000,000
Equity interest accumulated in %		100.00%
Common share capital					1,000
Preference share capital					2,250,000,000
UBS AG | UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company		UBS Asset Management AG
Registered office		Zurich, Switzerland
Primary business division		Asset Management
Share capital | SFr		SFr 43.2
Equity interest accumulated in %		100.00%
UBS AG | UBS Bank USA
Individually significant subsidiaries of UBS AG
Company		UBS Bank USA
Registered office		Salt Lake City, Utah, USA
Primary business division		Wealth Management Americas
Share capital					0
Equity interest accumulated in %		100.00%
UBS AG | UBS Europe SE
Individually significant subsidiaries of UBS AG
Company		UBS Europe SE
Registered office		Frankfurt, Germany
Primary business division		Wealth Management
Share capital | €			€ 446.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company		UBS Financial Services Inc.
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital					0
Equity interest accumulated in %		100.00%
UBS AG | UBS Limited
Individually significant subsidiaries of UBS AG
Company		UBS Limited
Registered office		London, United Kingdom
Primary business division		Investment Bank
Share capital | £				£ 226.6
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company		UBS Securities LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Investment Bank
Share capital	[2]				1,283,100,000
Equity interest accumulated in %		100.00%
Common share capital					100,000
Preference share capital					$ 1,283,000,000
UBS AG | UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company		UBS Switzerland AG
Registered office		Zurich, Switzerland
Primary business division		Personal & Corporate Banking
Share capital | SFr		SFr 10.0
Equity interest accumulated in %		100.00%

[1]	Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000.
[2]	Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.